ASSETS (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, Amount	$ 6,584,027	$ 5,969,548	$ 1,173,272
Intangible assets, Accumulated Amortization	(1,004,374)	(668,689)	(117,900)
Intangible assets, Net Amount	5,580,000	5,300,859	1,055,372
Customer Contracts [Member]
Intangible assets, Amount	611,119	611,119	611,119
Intangible assets, Accumulated Amortization	(157,872)	(127,316)	(62,262)
Intangible assets, Net Amount	$ 453,247	$ 483,803	$ 548,857
Intangible assets, Useful Lives (years)	10 years	10 years	10 years
Sensum License [Member]
Intangible assets, Amount	$ 234,545	$ 234,545	$ 272,545
Intangible assets, Accumulated Amortization	(72,282)	(60,554)	(31,250)
Intangible assets, Net Amount	$ 162,263	$ 173,991	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years	10 years
Patents and Trademarks [Member]
Intangible assets, Amount	$ 1,032,076	$ 417,597	$ 264,321
Intangible assets, Accumulated Amortization	(112,864)	(57,593)	(23,671)
Intangible assets, Net Amount	$ 919,212	$ 360,004	$ 240,650
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	5 years	7 years	7 years
Patents and Trademarks [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	15 years	15 years	14 years
Vesele [Member]
Intangible assets, Amount	$ 25,287	$ 25,287	$ 25,287
Intangible assets, Accumulated Amortization	(5,466)	(3,886)	(717)
Intangible assets, Net Amount	$ 19,821	$ 21,401	$ 24,570
Intangible assets, Useful Lives (years)	8 years	8 years	8 years
Novalere Mfg. Contract [Member]
Intangible assets, Amount	$ 4,681,000	$ 4,681,000
Intangible assets, Accumulated Amortization	(655,890)	(419,340)
Intangible assets, Net Amount	$ 4,025,110	$ 4,261,660
Intangible assets, Useful Lives (years)	10 years	10 years